S000009865 [Member] Investment Objectives and Goals - AMG Veritas Asia Pacific Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	AMG Veritas Asia Pacific Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	AMG Veritas Asia Pacific Fund (the “Fund”) seeks to provide long-term capital appreciation.